Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 291,054	$ 138,386	$ 189,304
Payments to acquire fixed and intangible assets	(443,482)	(343,119)	(146,456)
Cash distributions received from equity investees - return of investment	18,363	12,432	14,909
Investments in equity investees	(40,926)	(94,551)	(63,749)
Acquisitions	(157,000)	(230,880)	(205,576)
Repayments on loan to non-guarantor subsidiary	0	0	0
Proceeds from Sales of Assets, Investing Activities	272	1,910	773
Payments for (Proceeds from) Other Investing Activities	1,214	1,622	1,508
Net cash used in investing activities	(623,987)	(655,830)	(401,607)
Borrowings on senior secured credit facility	1,839,900	1,593,300	1,674,400
Repayments on senior secured credit facility	(1,872,300)	(1,510,500)	(1,583,700)
Proceeds from issuance of senior unsecured notes, including premium	350,000	350,000	101,000
Credit facility and senior unsecured notes issuance fees	(11,896)	(8,157)	(7,105)
Payments of Distributions To Common Unitholders	200,461	168,441	142,383
Issuance of common units for cash, net	225,725	263,574	169,421
Other, net	(2,561)	4,748	(1,135)
Net cash provided by financing activities	333,529	515,028	212,768
Net increase in cash and cash equivalents	596	(2,416)	465
Cash and cash equivalents at beginning of period	8,866	11,282	10,817
Cash and cash equivalents at end of period	9,462	8,866	11,282
Genesis Energy, L.P. (Parent and Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(148,008)	(280,155)	(70,083)
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	42,755	23,963	27,878
Investments in equity investees	(225,725)	(263,574)	(169,421)
Acquisitions	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Proceeds from Sales of Assets, Investing Activities	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net cash used in investing activities	(182,970)	(239,611)	(141,543)
Borrowings on senior secured credit facility	1,839,900	1,593,300	1,674,400
Repayments on senior secured credit facility	(1,872,300)	(1,510,500)	(1,583,700)
Proceeds from issuance of senior unsecured notes, including premium	350,000	350,000	101,000
Credit facility and senior unsecured notes issuance fees	(11,896)	(8,157)	(7,105)
Payments of Distributions To Common Unitholders	200,461	168,441	142,383
Issuance of common units for cash, net	225,725	263,574	169,421
Other, net	1	0	0
Net cash provided by financing activities	330,967	519,776	211,633
Net increase in cash and cash equivalents	(11)	10	7
Cash and cash equivalents at beginning of period	20	10	3
Cash and cash equivalents at end of period	9	20	10
Genesis Energy Finance Corporation (Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	0	0	0
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	0	0
Acquisitions	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Proceeds from Sales of Assets, Investing Activities	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net cash used in investing activities	0	0	0
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes, including premium	0	0	0
Credit facility and senior unsecured notes issuance fees	0	0	0
Payments of Distributions To Common Unitholders	0	0	0
Issuance of common units for cash, net	0	0	0
Other, net	0	0	0
Net cash provided by financing activities	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	591,431	557,879	371,256
Payments to acquire fixed and intangible assets	(443,482)	(343,119)	(146,296)
Cash distributions received from equity investees - return of investment	18,363	12,432	14,909
Investments in equity investees	(40,926)	(94,551)	(63,749)
Acquisitions	(157,000)	(230,880)	(205,576)
Repayments on loan to non-guarantor subsidiary	4,993	4,512	4,078
Proceeds from Sales of Assets, Investing Activities	272	1,910	773
Payments for (Proceeds from) Other Investing Activities	1,214	1,622	1,508
Net cash used in investing activities	(618,994)	(651,318)	(397,369)
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes, including premium	0	0	0
Credit facility and senior unsecured notes issuance fees	0	0	0
Payments of Distributions To Common Unitholders	200,462	168,441	142,383
Issuance of common units for cash, net	225,725	263,574	169,421
Other, net	(2,561)	4,748	(1,135)
Net cash provided by financing activities	27,824	90,385	28,173
Net increase in cash and cash equivalents	261	(3,054)	2,060
Cash and cash equivalents at beginning of period	8,049	11,103	9,043
Cash and cash equivalents at end of period	8,310	8,049	11,103
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	5,296	5,101	2,602
Payments to acquire fixed and intangible assets	0	0	(160)
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	0	0
Acquisitions	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Proceeds from Sales of Assets, Investing Activities	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net cash used in investing activities	0	0	(160)
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes, including premium	0	0	0
Credit facility and senior unsecured notes issuance fees	0	0	0
Payments of Distributions To Common Unitholders	0	0	0
Issuance of common units for cash, net	0	0	0
Other, net	4,950	4,473	4,044
Net cash provided by financing activities	(4,950)	(4,473)	(4,044)
Net increase in cash and cash equivalents	346	628	(1,602)
Cash and cash equivalents at beginning of period	797	169	1,771
Cash and cash equivalents at end of period	1,143	797	169
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(157,665)	(144,439)	(114,471)
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	(42,755)	(23,963)	(27,878)
Investments in equity investees	225,725	263,574	169,421
Acquisitions	0	0	0
Repayments on loan to non-guarantor subsidiary	(4,993)	(4,512)	(4,078)
Proceeds from Sales of Assets, Investing Activities	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0
Net cash used in investing activities	177,977	235,099	137,465
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes, including premium	0	0	0
Credit facility and senior unsecured notes issuance fees	0	0	0
Payments of Distributions To Common Unitholders	(200,462)	(168,441)	(142,383)
Issuance of common units for cash, net	(225,725)	(263,574)	(169,421)
Other, net	(4,951)	(4,473)	(4,044)
Net cash provided by financing activities	(20,312)	(90,660)	(22,994)
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0